Warrants - Additional Information (Detail) - $ / shares	Oct. 20, 2016	Jan. 01, 2016	Feb. 26, 2010	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Warrants outstanding				4,929
Common Stock [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants				$ 74.30			$ 23.08
Warrant expiration date				Jul. 03, 2023			Jul. 31, 2021
Warrants outstanding				1,346
Exchange for rent on a premise lease | Convertible Preferred Stock Series A [Member]
Class of Warrant or Right [Line Items]
Warrants issued during the period			300,000
Exercise price of warrants			$ 1.00
Warrant expiration date			Dec. 31, 2019
Advisory Services [Member] | Convertible Preferred Stock Series B [Member]
Class of Warrant or Right [Line Items]
Warrants issued during the period	450,000
Exercise price of warrants	$ 1.00
Warrant expiration date	Dec. 31, 2019
Gar Wood Securities, LLC | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued during the period		25,000
Exercise price of warrants		$ 3.31
Warrant expiration date		Jul. 31, 2021
Warrants outstanding					0	0